Consolidated Statements of Stockholders' Equity - USD ($) shares in Millions, $ in Millions	Total	Common Stock [Member]	Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Treasury Shares [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2022	$ 12,027.0	$ 3.1	$ 9,504.4	$ 9,559.3	$ (179.3)	$ (6,867.2)	$ 6.7
Balance, shares at Dec. 31, 2022		313.8
Balance, shares at Dec. 31, 2022						(104.8)
Net earnings	1,025.1			1,024.0			1.1
Other comprehensive income (loss)	(11.7)				(11.7)
Cash dividends declared	(200.1)			(200.1)
Stock compensation plans	195.8		193.6	1.3		$ 1.0
Stock compensation plans, shares		1.2
Embody, Inc. acquisition consideration	150.5	$ 0.1	150.4
Embody, Inc. acquisition consideration, shares		1.2
Share repurchases	(698.4)		(2.3)			$ (696.1)
Share repurchases, shares						(5.8)
Balance at Dec. 31, 2023	12,488.1	$ 3.2	9,846.1	10,384.5	(191.0)	$ (7,562.3)	7.7
Balance, shares at Dec. 31, 2023		316.2
Balance, shares at Dec. 31, 2023						(110.6)
Net earnings	905.3			903.8			1.5
Other comprehensive income (loss)	(71.8)				(71.8)
Cash dividends declared	(194.4)			(194.4)
Cash dividends to noncontrolling interest	(1.0)						(1.0)
Stock compensation plans	171.4		168.6	1.4		$ 1.4
Stock compensation plans, shares		1.1
Embody, Inc. acquisition consideration	23.4		23.4
Embody, Inc. acquisition consideration, shares		0.2
Share repurchases	(844.8)					$ (844.8)
Share repurchases, shares						(7.8)
Balance at Dec. 31, 2024	$ 12,476.2	$ 3.2	10,038.1	11,095.3	(262.8)	$ (8,405.7)	8.1
Balance, shares at Dec. 31, 2024		317.5
Balance, shares at Dec. 31, 2024	118.4					(118.4)
Net earnings	$ 705.1			705.1			(0.1)
Other comprehensive income (loss)	57.1				57.1
Cash dividends declared	(189.4)			(189.4)
Stock compensation plans	113.3		112.7			$ 0.6
Stock compensation plans, shares		0.9
Embody, Inc. acquisition consideration	27.8		27.8
Embody, Inc. acquisition consideration, shares		0.3
Share repurchases	(484.3)					$ (484.3)
Share repurchases, shares						(4.8)
Balance at Dec. 31, 2025	$ 12,705.8	$ 3.2	$ 10,178.6	$ 11,611.0	$ (205.7)	$ (8,889.4)	$ 8.1
Balance, shares at Dec. 31, 2025		318.7
Balance, shares at Dec. 31, 2025	123.2					(123.2)